RESTATEMENT TO PREVIOUS PERIODS (Tables)	9 Months Ended
Sep. 30, 2022
Restatement To Previous Periods
SCHEDULE OF ADJUSTMENTS TO COMPARATIVE FINANCIAL INFORMATION

As a result of the change, the following adjustments were made to the comparative financial information:

For the three months ended September 30, 2021	Amounts before restatement	Restatement	Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic	30,215,930	(900,000)	29,315,930
Net income (loss) per share – basic	$0.79	$0.03	$0.82

Weighted average number of shares outstanding – diluted	32,155,088	(900,000)	31,255,088
Net income (loss) per share – diluted	$0.74	$0.02	$0.76

For the nine months ended September 30, 2021	Amounts before restatement	Restatement	Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic & diluted	24,591,235	(590,109)	24,001,126
Net income (loss) per share – basic and diluted	$(1.18)	$(0.03)	$(1.21)

For the nine months ended September 30, 2021

Condensed consolidated interim statement of changes in shareholders’ equity	$		$		$
Share capital		90,036,180		(11,916,001)		78,120,179
Equity reserve		7,943,696		(1,831,607)		6,112,089
Balance at September 30, 2021		32,825,867		(13,747,308)		19,078,559